Consolidated Statements of Operations (Ensysce Biosciences, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Total operating expenses	$ 1,368,841	$ 3,328,674
Loss from operations	(1,368,841)	(3,328,674)
Other income (expense):
Net loss	2,404,519	365,954
Net income (loss) attributable to common stockholders	2,404,519	365,954
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Federal grants	3,931,209	1,763,961
Operating expenses:
Research and development	4,389,579	3,402,301
General and administrative	1,154,917	6,929,904
Total operating expenses	5,544,496	10,332,205
Loss from operations	(1,613,287)	(8,568,244)
Other income (expense):
Change in fair value of derivative liability	2,447,908	(575,087)
Interest expense	(995,496)	(958,949)
Total other income (expense), net	1,452,412	(1,534,036)
Net loss	(160,875)	(10,102,280)
Net loss attributable to noncontrolling interests	(217,645)
Net income (loss) attributable to common stockholders	$ 56,770	$ (10,102,280)
Net income (loss) per basic share:
Net income (loss) per share attributable to common stockholders, basic	$ 0.00	$ (0.04)
Weighted average common shares outstanding, basic	239,465,160	239,465,160
Net income (loss) per diluted share:
Net income (loss) per share attributable to common stockholders, diluted	$ 0.00	$ (0.04)
Weighted average common shares outstanding, diluted	250,682,575	239,465,160